Operating Revenues - Additional Information (Details) $ in Thousands	Jun. 30, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	56	44
Number of operated vessels, excluding Unigas Pool | vessel	47
Deferred income | $	$ 24,837	$ 23,108
Accounts receivable | $	$ 23,503	$ 18,245
Unigas Pool [Member]
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	9
Time Charters [Member]
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	32	34
Accrued income | $	$ 2,600	$ 3,900
Deferred income | $	$ 23,500	$ 23,000
Time Charters, Expiring Within One Year [Member]
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	24	25
Time Charters, Expiring Within Three Years [Member]
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	5	5
Time Charters, Expiring From Three To Five Years [Member]
Disaggregation of Revenue [Line Items]
Number of operated vessels | vessel	3	4
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Accrued income | $	$ 7,000	$ 8,600
Accounts receivable | $	14,700	5,100	$ 11,100
Costs incurred to fulfill a contract | $	$ 2,900	$ 2,800